Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net [Abstract]
Office equipment	$ 392,010	$ 213,563
Vehicle	32,233
Less: accumulated depreciation	(119,976)	(46,106)
Property plant and equipment gross	304,267	167,457
Construction in progress	1,585,706	502,448
Property and equipment, net	$ 1,889,973	$ 669,905